Share-Based Compensation - Schedule of summary of the stock option activity (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Number of Options
Outstanding - Balance at January 1, 2023 | shares	535,737
Forfeited | shares	(40,958)
Exercised | shares	(72,777)
Outstanding - Balance at June 30, 2023 | shares	422,002
Weighted Average exercise price
Outstanding - Balance at January 1, 2023 | $ / shares	$ 10.05
Forfeited | $ / shares	10.15
Exercised | $ / shares	0.89
Outstanding - Balance at June 30, 2023 | $ / shares	$ 11.67